Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net Income	$ 2,477	$ 1,611	$ 2,211
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation	1,067	857	1,003
Net amortization of security premiums/discounts AFS	767	850	990
Net amortization of security premiums/discounts HTM	146	147	138
Net amortization of loan servicing rights	663	733	751
Impairment of foreclosed real estate	(12)	85	272
(Recovery) provision for loan losses	90	(236)	(88)
Deferred income taxes	(39)	691	92
Net realized (gains) loss on sales / calls available for sale securities		14	(544)
Proceeds from sales of loans held for sale	96,718	97,360	114,622
Origination of loans held for sale	(97,764)	(96,684)	(115,505)
(Gain) loss on sale of premises, equipment and other assets	4		3
Increase in cash surrender value of life insurance	(125)	(124)	(135)
Gain on sales of foreclosed real estate	(11)	(35)	(41)
Prepaid assets	228	40	(62)
Net change in interest receivable	(54)	(80)	(65)
Net change in other assets	(422)	(602)	(699)
Net change in interest payable	(132)	(3)	(17)
Net change in other liabilities	397	1,129	1,113
Net cash provided by operating activities	3,998	5,753	4,039
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	7,853	16,185	30,734
Proceeds from sales, maturities, calls and paydowns of securities held to maturity	475	385	141
Purchase of securities available for sale	(4,934)	(6,338)	(49,496)
Purchase of securities held to maturity			(1,027)
Net increase in loans	(13,433)	(15,416)	(22,101)
Purchases of life insurance investment		(1,525)
Proceeds from sale of premises, equipment and other assets	4		547
Purchase of premises and equipment	(829)	(1,730)	(657)
Proceeds from sales of foreclosed real estate	1,533	2,138	899
Net change in restricted stock	(27)	(15)	(12)
Net cash used by investing activities	(9,358)	(6,316)	(40,972)
Cash flows from financing activities
Net increase in deposit accounts	54,273	26,909	17,986
Net decrease in short-term borrowed funds	(562)	(410)	(3,084)
Increase (decrease) in long-term debt	440	(512)	(13)
Repurchase of common stock, net	(747)	(391)	(322)
Stock option exercise	65
Dividends on preferred stock	(570)	(592)	(593)
Cash paid for fractional shares	(8)	(6)	(6)
Net cash provided by financing activities	52,891	24,998	13,968
Increase (decrease) in cash and cash equivalents	47,531	24,435	(22,965)
Cash and cash equivalents, beginning of year	70,403	45,968	68,933
Cash and cash equivalents, end of year	117,934	70,403	45,968
Supplemental disclosures of cash flow information
Interest paid	2,014	1,280	1,327
Income taxes paid	503	852	641
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(587)	366	(1,106)
Loans transferred to foreclosed real estate	160	361	315
Company financed OREO		(356)	(256)
Mortgage servicing rights capitalized	$ 313	$ 586	$ 982